INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Increase in Income Taxes Resulting from:
Income tax provision at statutory rate	(21.00%)	(21.00%)
Warrant interest expense	12.00%	9.00%
Change in valuation allowance	7.00%	9.00%
Prior year true up	2.00%	3.00%
Effective tax rate	0.00%	0.00%